PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7.5%
95,259  Schwab U.S. TIPS
ETF
$ 5,108,740
5.0
50,923  Vanguard Total
International Bond ETF
2,560,409
2.5
Total Exchange-Traded
Funds
(Cost $7,616,597)
7,669,149
7.5
MUTUAL FUNDS : 92.5%
Affiliated Investment Companies : 92.5%
878,869  Voya High Yield Bond
Fund - Class R6
6,178,450
6.0
3,138,352  Voya Intermediate
Bond Fund - Class R6
28,182,399
27.5
482,200  Voya Large Cap Value
Portfolio - Class R6
3,095,721
3.0
281,875
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
1,539,039
1.5
182,858  Voya Multi-Manager
International Equity
Fund - Class I
2,057,154
2.0
141,502  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,540,958
1.5
40,105  Voya Russell
TM
Large
Cap Growth Index
- Class I
3,081,692
3.0
2,391,009  Voya Short Duration
Bond Fund - Class R6
22,571,124
22.0
308,443  Voya U.S. Stock Index
Portfolio - Class I
6,178,105
6.0
1,062,043  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
10,206,236
10.0
353,973  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
10,275,837
10.0
Total Mutual Funds
(Cost $91,647,142)
94,906,715
92.5
Total Long-Term
Investments
(Cost $99,263,739)
102,575,864
100.0
Total Investments in
Securities
(Cost $99,263,739) $ 102,575,864 100.0
Liabilities in Excess
of Other Assets (5,327) 0.0
Net Assets $ 102,570,537 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 7,669,149 $ — $ — $ 7,669,149
Mutual Funds 94,906,715 — — 94,906,715
Total Investments, at fair value $ 102,575,864 $ — $ — $ 102,575,864
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 507,600 $ 5,246,485 $ (5,750,097) $ (3,988) $ — $ 29,936 $ (568,021) $ —
Voya High Yield Bond Fund - Class
R6
521,626 5,929,664 (242,630) (30,210) 6,178,450 118,168 3,119 —
Voya Intermediate Bond Fund -
Class R6
2,304,174 27,376,772 (1,412,448) (86,099) 28,182,399 399,366 (74,197) —
Voya Large Cap Value Portfolio -
Class R6
— 2,847,532 (179,249) 427,438 3,095,721 6,296 33,813 150,533
Voya MidCap Opportunities
Portfolio - Class R6
156,746 1,207,395 (62,580) 237,478 1,539,039 — 18,010 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
104,373 744 (99,511) (5,606) — — 1,060 —
Voya Multi-Manager International
Equity Fund - Class I
76,812 1,807,919 (103,816) 276,239 2,057,154 — 22,616 —
Voya Multi-Manager International
Factors Fund - Class I
78,186 31,025 (107,312) (1,899) — — 7,881 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
153,606 1,240,329 (135,227) 282,250 1,540,958 — 27,103 —
Voya Russell
TM
Large Cap Growth
Index - Class I
301,089 2,662,534 (141,771) 259,840 3,081,692 1,280 50,284 11,223
Voya Short Duration Bond Fund -
Class R6
2,204,191 20,986,645 (945,187) 325,475 22,571,124 306,897 (13,138) —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
435,424 10,015 (443,169) (2,270) — — 21,081 —
Voya U.S. Stock Index Portfolio -
Class I
211,344 5,108,143 (245,236) 1,103,854 6,178,105 4,136 80,410 381,637
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
1,198,732 10,158,963 (1,013,540) (137,919) 10,206,236 443,461 (88,927) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
1,044,387 9,366,497 (530,669) 395,622 10,275,837 43,525 (9,861) 120,560
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
163,279 3,534 (132,172) (34,641) — — 50,297 —
$ 9,461,569 $ 93,984,196 $ (11,544,614) $ 3,005,564 $ 94,906,715 $ 1,353,065 $ (438,470) $ 663,953
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Solution Conservative Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,479,421
Gross Unrealized Depreciation (167,296)
Net Unrealized Appreciation $ 3,312,125